Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
EIN	43-0197190
Plan Number	006
Participant Contributions Transferred Late to Plan	$ 538,420
Late Participant Loan Repayments are included	true
Contributions Not Corrected	$ 538,420